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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Morris
Title:    Chief Financial Officer
Phone:    (212) 354-0193

Signature, Place, and Date of Signing:

/s/ Paul Morris                    New York, NY                October 28, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   49

Form I3F Information Table Value Total:   $213,260 (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

1. 28-11881 Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
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

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
AT&T INC                    COM                00206R102    3099     111000 SH          SOLE            NONE          111000
ATLAS AMER INC              COM                049167109    4719     138350 SH          SOLE            NONE          138350
ATLAS ENERGY RESOURCES LLC  COM                049303100    1445      56000 SH          SOLE            NONE           56000
ATLAS PIPELINE PARTNERS LP  UNIT L P INT       049392103    5146     201900 SH          SOLE            NONE          201900
BERKSHIRE HATHAWAY INC DEL  CL B               084670207   17874       4067 SH          SOLE            NONE            4067
CISCO SYS INC               COM                17275R102    7490     332000 SH          SOLE            NONE          332000
CIT GROUP INC               COM                125581108     174      25000 SH          SOLE            NONE           25000
CONOCOPHILLIPS              COM                20825C104    4084      55750 SH          SOLE            NONE           55750
CVS CAREMARK CORPORATION    COM                126650100    5133     152500 SH          SOLE            NONE          152500
CYPRESS SEMICONDUCTOR CORP  COM                232806109     548     105000 SH          SOLE            NONE          105000
DR PEPPER SNAPPLE GROUP
INC                         COM                26138E109    5095     192400 SH          SOLE            NONE          192400
E M C CORP MASS             COM                268648102    4181     349555 SH          SOLE            NONE          349555
EXXON MOBIL CORP            COM                30231G102    6764      87100 SH          SOLE            NONE           87100
FIDELITY NATIONAL
FINANCIAL                   CL A               31620R105     750      51000 SH          SOLE            NONE           51000
FIFTH STREET FINANCE CORP   COM                31678A103    1416     140857 SH          SOLE            NONE          140857
GOLDMAN SACHS GROUP INC     COM                38141G104    5222      40800 SH          SOLE            NONE           40800
HEWLETT PACKARD CO          COM                428236103   14080     304500 SH          SOLE            NONE          304500
HUDSON CITY BANCORP         COM                443683107    3592     194704 SH          SOLE            NONE          194704
IDEARC INC                  COM                451663108     129     103000 SH          SOLE            NONE          103000
INTERNATIONAL BUSINESS
MACHS                       COM                459200101    8363      71500 SH          SOLE            NONE           71500
JP MORGAN CHASE & CO        COM                46625H100    4670     100000 SH          SOLE            NONE          100000
KAPSTONE PAPER &
PACKAGING CO                *W EXP 08/15/2009  48562P111    1392    1031000 SH          SOLE            NONE         1031000
KAPSTONE PAPER &
PACKAGING CO                COM                48562P103    4773     751600 SH          SOLE            NONE          751600
KRAFT FOODS INC             CL A               50075N104    6658     203300 SH          SOLE            NONE          203300
LOEWS CORP                  COM                540424108   13300     336800 SH          SOLE            NONE          336800
MARATHON OIL CORP           COM                565849106    2013      50500 SH          SOLE            NONE           50500
MORGAN STANLEY              COM NEW            617446448     587      25500 SH          SOLE            NONE           25500
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC     67059L102    5462     312100 SH          SOLE            NONE          312100
ORACLE CORP                 COM                68389X105    9708     478000 SH          SOLE            NONE          478000
PENNY J C INC               COM                708160106    3034      91000 SH          SOLE            NONE           91000
PFIZER INC                  COM                717081103    9358     507500 SH          SOLE            NONE          507500
PIONEER SOUTHWST ENRG
PRTNR                       UNIT LP INT        72388B106    1695     102071 SH          SOLE            NONE          102071
PROSHARES TR                ULTRASHRT 0&G      74347R586    2005      51600 SH          SOLE            NONE           51600
R H DONNELLEY CORP          COM NEW            74955W307     205     103000 SH          SOLE            NONE          103000
RALCORP HLDGS INC NEW       COM                751028101    8345     123800 SH          SOLE            NONE          123800
RANGE RES CORP              COM                75281A109    4759     111000 SH          SOLE            NONE          111000
RESOURCE AMERICA INC        CL A               761195205     176      18500 SH          SOLE            NONE           18500
SP ACQUISITION HOLDINGS
INC                         *W EXP 10/10/2012  78470A112     380    1266000 SH          SOLE            NONE         1266000
STAR GAS PARTNERS L P       UNIT LTD PARTNR    85512C105    2188     985800 SH          SOLE            NONE          985800
TARGET CORP                 COM                87612E106    6985     142400 SH          SOLE            NONE          142400
TEEKAY LNG PARTNERS L P     PARTNERSHIP UN     Y8564M105    1402      89300 SH          SOLE            NONE           89300
TEEKAY OFFSHORE PARTNERS
L P                         PARTNERSHIP UN     Y8565J101    1981     171500 SH          SOLE            NONE          171500
TEPPCO PARTNERS L P         UT LTD PARTNER     872384102     849      32500 SH          SOLE            NONE           32500
TIFFANY & CO NEW            COM                886547108    2930      82500 SH          SOLE            NONE           82500
TIME WARNER INC             COM                887317105    7722     589000 SH          SOLE            NONE          589000
UNITED TECHNOLOGIES CORP    COM                913017109    7688     128000 SH          SOLE            NONE          128000
VISA INC                    COM CL A           92826C839     657      10700 SH          SOLE            NONE           10700
WENDYS INTL INC             COM                950590109    2805     533249 SH          SOLE            NONE          533249
XTO ENERGY INC              COM                98385X106     230       4938 SH          SOLE            NONE            4938